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MassMutual Global Credit Income Opportunities Fund
MassMutual Global Credit Income Opportunities Fund
MASSMUTUAL FUNDS
MassMutual Global Floating Rate Fund
MassMutual Global Credit Income Opportunities Fund
MassMutual Emerging Markets Debt Blended Total Return Fund
MassMutual Global Emerging Markets Equity Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
      This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

      Effective July 13, 2023, the following information replaces similar information for the MassMutual Global Credit Income Opportunities Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on page 12:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Global Credit Income Opportunities Fund		Class I	Class Y	Class L	Class C
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%	1.00%
Other Expenses	[1]	0.42%	0.47%	0.48%	0.45%
Total Annual Fund Operating Expenses		1.17%	1.22%	1.48%	2.20%
Expense Reimbursement		(0.32%)	(0.32%)	(0.32%)	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.85%	0.90%	1.16%	1.95%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.85%, 0.90%, 1.16%, and 1.95% for Classes I, Y, L, and C respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class L shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Global Credit Income Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	87	323	597	1,377
Class Y	92	339	623	1,434
Class L	513	803	1,131	2,057
Class C	298	652	1,145	2,504

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - MassMutual Global Credit Income Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class L	513	803	1,131	2,057
Class C	198	652	1,145	2,504

      The following information replaces similar information for MassMutual Global Credit Income Opportunities Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance on page 19:

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MassMutual Global Credit Income Opportunities Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I		(9.65%)	1.32%	3.20%	Sep. 16, 2013
Class Y		(9.70%)	1.31%	3.19%	Sep. 16, 2013
Class L		(14.33%)	0.23%	2.52%	Sep. 16, 2013
Class C		(11.57%)	0.28%	2.16%	Sep. 16, 2013
After Taxes on Distributions | Class I		(12.16%)	(1.12%)	0.51%
After Taxes on Distributions and Sale of Fund Shares | Class I		(5.69%)	0.03%	1.27%
Bloomberg Multiverse Index (reflects no deduction for fees, expenses, or taxes)	[1]	(16.01%)	(1.57%)	0.14%	Sep. 16, 2013
3 Month USD LIBOR +500 bps (reflects no deduction for fees, expenses, or taxes)		7.51%	6.66%	6.22%	Sep. 16, 2013
FTSE 3 Month US T Bill Index +500 bps (reflects no deduction for fees, expenses, or taxes)	[2]	6.50%	6.18%	5.82%	Sep. 16, 2013
[1]	Going forward, the Fund’s performance benchmark index will be the Bloomberg Multiverse Index rather than the 3 Month USD LIBOR because LIBOR +500 bps expired on June 30, 2023 and the Bloomberg Multiverse Index represents an appropriate broad-based securities market index for the Fund. Going forward, the 3 Month USD LIBOR will be calculated using the Synthetic 3 Month USD LIBOR of CME Term Secured Overnight Financing Rate plus the International Swaps and Derivatives Association/Alternative Reference Rates Committee Spread Adjustment of 26 bps.
[2]	Going forward, the Fund’s performance supplemental index will be the FTSE 3 Month US T Bill Index +500 bps because the FTSE 3 Month US T Bill Index +500 bps closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE